IMPAIRMENT OF GOODWILL AND OTHER ASSETS	6 Months Ended
Jun. 30, 2023
Impairment of goodwill and other assets [Abstract]
Disclosure of impairment loss and reversal of impairment loss [text block]	Impairment of Goodwill and Other Assets
In accordance with our accounting policy, goodwill is tested for impairment in the fourth quarter and also when there is an indicator of impairment. Non-current assets are tested for impairment or impairment reversals when events or changes in circumstances suggest that the carrying amount may not be recoverable or is understated. Refer to Note 21 of the 2022 Annual Financial Statements for further information.
For the six months ended June 30, 2023, we recorded net impairment charges of $23 million (2022: $5 million net impairment charges) for non-current assets.

Indicators of impairment and reversals
2023
Porgera
On April 9, 2021, the Papua New Guinea ("PNG") government and Barrick Niugini Limited (“BNL”, the 95% owner and operator of the Porgera joint venture) agreed on a partnership for the future ownership and operation of the Porgera mine. Porgera has been on care and maintenance since April 2020, when the government declined to renew its special mining lease ("SML"). The financial impact will be determined once all definitive agreements, which are currently being negotiated, have been signed and implemented. We have determined that as at June 30, 2023, there is no impairment loss to recognize. The ultimate resolution of this dispute may differ from this determination and there is no certainty that the carrying value will remain recoverable. Refer to Note 16 for more information.